Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,506	$ 1,400	$ 1,426	$ 1,400	$ 1,737
Realized	(6)	(6)	(4)	(12)	(5)
Unrealized	(29)	28	(15)	(1)	1
Net unrealized gains (losses) included in OCI	(16)	(6)	(33)	(22)	23
Transfer in to Level 3	(8)			(8)	27
Transfer out of Level 3	(1)			(1)
Purchases/Issuances	264	295	704	559	759
Sales/Settlements	(106)	(205)	(187)	(311)	(651)
Closing balance	1,604	1,506	1,891	1,604	1,891
Opening balance	(691)	(294)	(880)	(294)	(869)
Realized	12	6	4	18	5
Unrealized	(365)	(486)	708	(851)	674
Transfer in to Level 3	(41)	(2)	(6)	(43)	(43)
Transfer out of Level 3	5	(5)	29	0	60
Purchases/Issuances	(82)	(2)	24	(84)	(88)
Sales/Settlements	97	92	54	189	194
Closing balance	(1,065)	(691)	(67)	(1,065)	(67)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(367)	4	(647)	4	(601)
Realized	6			6
Unrealized	(257)	(387)	679	(644)	627
Transfer in to Level 3	(13)	(2)	(6)	(15)	(43)
Transfer out of Level 3	(3)	(5)	29	(8)	60
Purchases/Issuances	(38)	(2)	53	(40)	(49)
Sales/Settlements	71	25	49	96	163
Closing balance	(601)	(367)	157	(601)	157
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(74)	(28)		(28)	(1)
Unrealized	(90)	(47)		(137)	(2)
Transfer in to Level 3	(28)			(28)
Purchases/Issuances	(29)			(29)
Sales/Settlements	3	1		4	3
Closing balance	(218)	(74)		(218)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	45	48	47	48	56
Unrealized	(8)	(4)	21	(12)	24
Purchases/Issuances	1			1	1
Sales/Settlements		1	8	1	(5)
Closing balance	38	45	76	38	76
Foreign exchange derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Unrealized	16			16
Transfer in to Level 3	(8)			(8)
Closing balance	8			8
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(113)	(107)	(112)	(107)	(112)
Realized	6	6	4	12	5
Unrealized	44	(8)	(5)	36	(6)
Sales/Settlements	1	(4)		(3)
Closing balance	(62)	(113)	(113)	(62)	(113)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	101	98	104	98	104
Realized	(6)	(6)	(4)	(12)	(5)
Unrealized	(38)	9	5	(29)	6
Closing balance	57	101	105	57	105
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(137)	(163)	(121)	(163)	(155)
Unrealized	(62)	(44)	34	(106)	55
Transfer out of Level 3	8			8
Purchases/Issuances	(15)		(29)	(15)	(39)
Sales/Settlements	22	70	5	92	28
Closing balance	(184)	(137)	(111)	(184)	(111)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	61	212	266	212	252
Unrealized		15	(36)	15	(24)
Transfer out of Level 3	(1)			(1)
Purchases/Issuances	6		1	6	45
Sales/Settlements		(166)	(10)	(166)	(52)
Closing balance	66	61	221	66	221
Corporate equity [member] | Securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	19	16	14	16	7
Unrealized	(6)	3	(7)	(3)	(7)
Transfer in to Level 3					7
Purchases/Issuances	23			23
Sales/Settlements	(29)			(29)
Closing balance	7	19	7	7	7
Corporate equity [member] | Equity securities designated at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	269	240	283	240	291
Net unrealized gains (losses) included in OCI	17	19	(44)	36	5
Purchases/Issuances	10	17	10	27	20
Sales/Settlements	(8)	(7)	(6)	(15)	(73)
Closing balance	288	269	243	288	243
Mortgage and asset backed [member] | Securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	102	135	160	135	173
Purchases/Issuances	44		118	44	118
Sales/Settlements	(2)	(33)		(35)	(13)
Closing balance	144	102	278	144	278
Corporate debt [member] | Securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	30	25	23	25	23
Unrealized	8	5	2	13	2
Sales/Settlements	(38)			(38)
Closing balance		30	25		25
Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance			23
Net unrealized gains (losses) included in OCI			(6)		(3)
Transfer in to Level 3					20
Purchases/Issuances			1		(1)
Closing balance			18		18
Business and government [member] | Loans mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	879	626	506	626	831
Unrealized	(1)			(1)
Net unrealized gains (losses) included in OCI	(33)	(25)	17	(58)	21
Purchases/Issuances	180	278	574	458	574
Sales/Settlements	(29)		(179)	(29)	(508)
Closing balance	$ 996	$ 879	$ 918	$ 996	$ 918